Post Employment Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Employee contributions | €	€ 0
Mortality rate for men | yr	5
Mortality rate for women | yr	5
Actuarial assumption of withdrawal rate each year	15.00%
Actuarial assumption of retirement age	65 years
Yearly inflation rate	2.00%	1.80%
Actuarial assumption of yearly salary raise above inflation	1.50%	1.50%
Actuarial assumption of yearly discount rates	1.00%	0.60%
Percentage of reasonably possible increase decrease in actuarial assumption description	If the discount rate would decrease by 0.5% then, the defined benefit obligation would increase by 1.32%. If the discount rate would increase by 0.5% then the defined benefit obligation would decrease by 0.35%.
Expected contributions to pension benefit plans | €	€ 200,000
Percentage of plan assets invested in insurance product	100.00%
Age less than 55 [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of withdrawal rate each year	13.50%
Age more than or equal to 55 [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of withdrawal rate each year	0.00%